Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Summarized Consolidated Financial Statements

These consolidated financial statements include the accounts of Cronos Group Inc. and its subsidiaries, summarized in the following chart.

Subsidiaries	Jurisdiction of incorporation	Incorporation date	Ownership interest
Hortican Inc. ("Hortican")	Canada	January 17, 2013	100%
Peace Naturals Project Inc.	Canada	November 21, 2012	100%
Original BC Ltd.	Canada	March 15, 2013	100%
Cronos Canada Holdings Inc.	Canada	March 13, 2018	100%
Cronos Global Holdings Inc.	Canada	April 25, 2017	100%
Cronos Israel G.S. Cultivations Ltd. (i)	Israel	February 4, 2018	70%
Cronos Israel G.S. Manufacturing Ltd. (i)	Israel	September 4, 2018	90%
Cronos Israel G.S. Store Ltd. (i)	Israel	June 28, 2018	90%
Cronos Israel G.S. Pharmacies Ltd. (i)	Israel	February 15, 2018	90%
Cronos Group Celtic Holdings Ltd.	Ireland	February 6, 2018	100%
Cronos Malta Holdings Ltd.	Malta	October 25, 2018	100%

(i)	These Israeli entities are collectively known as "Cronos Israel".

Summary of Company's Investments in Equity Accounted Investees	The Company's investments in equity accounted investees are summarized in the following chart
Equity accounted investees	Jurisdiction of incorporation	Ownership interest
Whistler Medical Marijuana Company ("Whistler")	Canada	19% (2017 - 20.3%)
Cronos Australia Limited ("Cronos Australia")	Australia	50%
MedMen Canada Inc. ("MedMen Canada")	Canada	50%
Cronos Growing Company Inc. ("Cronos GrowCo")	Canada	50%
NatuEra S.à r.l	Luxembourg	50%